Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies
Schedule of useful lives for depreciation by major asset classes

Leasehold improvements	Lesser of 15 years or the remaining lease term
Vehicles	2-6 years
Tools, furniture and fixtures	3-13 years

Relaxation Salon Segment
Significant Accounting Policies
Schedule of total number of salons by operation type

	Number of
	Relaxation Salons
	As of June 30,	As of December 31,
	2024	2023
Directly-operated	215	217
Franchised	93	97
Total	308	314

	Number of
	Relaxation Salons
	2023	2022	2021
Directly-operated	217	199	188
Franchised	97	113	124
Total	314	312	312